Consolidated Statements of Cash Flows - OAK Street Health Inc and Affiliates [Member] - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Cash flows from operating activities
Net loss	$ (101,375)	$ (63,508)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of discount on debt and related issuance costs	4,215	905
Depreciation and amortization	8,059	5,634
Stock and unit-based compensation, net of forfeitures	34,459	1,834
Change in fair value of bifurcated derivative	152	519
Change in operating assets and liabilities:
Accounts receivable	(56,295)	(36,721)
Prepaid expenses and other current assets	(6,133)	(1,242)
Security deposits and other long-term assets	145	(257)
Accounts payable	(5,939)	2,498
Accrued compensation and benefits	(5,176)	5,824
Liability for unpaid claims	86,597	57,217
Other current liabilities	10,719	3,403
Other long-term liabilities	7,801	(2,182)
Deferred rent expense	416	5,162
Net cash used in operating activities	(22,355)	(20,914)
Cash flows from investing activities
Purchase of business		(166)
Purchases of property and equipment	(12,564)	(20,160)
Net cash used in investing activities	(12,564)	(20,326)
Cash flows from financing activities
Proceeds from initial public offering	377,344
Payments of underwriting fees, net of discounts and offering costs	(24,963)
Proceeds from long-term debt		29,457
Principal payments on long-term debt	(80,000)
End of term charge and prepayments for debt paydown	(5,563)
Proceeds from issuance of redeemable investor units	224,362	1,500
Capital contributions from minority interest partners	5,943	2,646
Capital distributions to minority interest partners	(102)
Tender Offer - Common Units	(19,393)
Proceeds from exercise of options	60
Net cash provided by financing activities	477,688	33,603
Net change in cash, cash equivalents and restricted cash	442,769	(7,637)
Cash, cash equivalents and restricted cash, beginning of period	42,253	72,067
Cash, cash equivalents and restricted cash, end of period	485,022	64,430
SUPPLEMENTAL DISCLOSURES
Cash paid for interest	5,534	3,501
Unpaid offering costs in accounts payable and accrued liabilities	$ 1,152
Addition to construction in process funded through accounts payable		$ 734